Fair Value of Financial Instruments and Risk Management - Derivatives Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	$ 3,589	$ 3,588
Unrealized gains recognized as regulatory liabilities	3,222	3,103
Mutual funds and money market accounts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain on investments	$ 9	7
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains shared with customers, percent	10.00%
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains recognized as regulatory liabilities	$ 52	17
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	20	73
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	112
Unrealized gains (losses) on total return swaps recognized in other income, net	$ 17	(9)
Total return swaps | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	1 year
Total return swaps | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	3 years
Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	$ 161
Unrealized gains (losses) on total return swaps recognized in other income, net	$ (11)	11
Interest rate swaps | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative			$ 375
Derivative terms	5 years
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains recognized in revenue	$ 21	$ 3